Putnam Investments
100 Federal Street
Boston, MA 02110
October 5, 2020

Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	Putnam Dynamic Risk Allocation Fund (the “Fund”), a series of Putnam Funds Trust (Securities Act Reg.
No. 333-515 and Investment Company Act File (No. 811-07513 (the “Trust”)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the Fund, pursuant to Rule 497(k) under the Securities Act of 1933, the most recent Summary Prospectus dated September 30, 2019. The information contained in this Summary Prospectus is derived from Post-Effective Amendment No. 347 to the Registration Statement, which is effective as of September 30, 2020.

Any comments or questions concerning this filing should be directed to the undersigned at 1-800-225-2465, Ext. 15786.

Very truly yours,

Mike Molino
Sr. Legal Product Specialist

cc:	Venice Monagan, Esq., Putnam Investments
James E. Thomas, Esq., Ropes & Gray LLP